Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure
16. Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	2011	2012	2013
Ghana	$230,018	$175,595	$-
Turkey	50,183	-	-
Norway	-	-	157,740
Brazil	(617)	233,569	353,397
Greenland	253,125	136	-
Ivory Coast	89,686	-	86,486
Tanzania	78,424	196,415	72,083
Angola	-	79,884	227,603
Namibia	-	33,212	-
Falkland	-	166,795	-
Equatorial Guinea	-	56,297	-
Gabon/ West Africa	-	-	81,104
Liberia	-	-	55,601
Ireland	-	-	104,014
Sierra Leone	-	-	37,272
Other	-	-	4,950
Total leasing and service revenues	$700,819	$941,903	$1,180,250

The drilling units Leiv Eiriksson, Eirik Raude, Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon, Ocean Rig Mykonos, Ocean Rig Mylos and Ocean Rig Skyros constitute the Company's long lived assets.